Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation assets
Net expenditures	$ 44	$ 33
Non-cash and fair value changes	(61)	(59)
Capitalized costs	(17)	(26)
Property, plant and equipment
Net expenditures	4,865	5,103
Non-cash and fair value changes	(29)	(575)
Capitalized costs	4,836	4,528
Net expenditures	4,909	5,136
Total non-cash and fair value changes	(90)	(634)
Total capitalised costs	4,819	4,502
Operating segments | Exploration and Production
Property, plant and equipment
Net expenditures	2,931	3,350
Non-cash and fair value changes	222	269
Capitalized costs	3,153	3,619
Operating segments | North America
Exploration and evaluation assets
Net expenditures	41	28
Non-cash and fair value changes	(36)	(59)
Capitalized costs	5	(31)
Property, plant and equipment
Net expenditures	2,729	3,105
Non-cash and fair value changes	(321)	136
Capitalized costs	2,408	3,241
Operating segments | North Sea
Property, plant and equipment
Net expenditures	33	126
Non-cash and fair value changes	525	177
Capitalized costs	558	303
Operating segments | Offshore Africa
Exploration and evaluation assets
Net expenditures	3	5
Non-cash and fair value changes	0	0
Capitalized costs	3	5
Property, plant and equipment
Net expenditures	169	119
Non-cash and fair value changes	18	(44)
Capitalized costs	187	75
Operating segments | Oil Sands Mining and Upgrading
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	(25)	0
Capitalized costs	(25)	0
Property, plant and equipment
Net expenditures	1,894	1,719
Non-cash and fair value changes	(251)	(843)
Capitalized costs	1,643	876
Operating segments | Midstream and Refining
Property, plant and equipment
Net expenditures	10	9
Non-cash and fair value changes	0	(1)
Capitalized costs	10	8
Head Office
Property, plant and equipment
Net expenditures	30	25
Non-cash and fair value changes	0	0
Capitalized costs	$ 30	$ 25